UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-03657

Deutsche State Tax-Free Income Series
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/28/2015

ITEM 1.	REPORT TO STOCKHOLDERS

February 28, 2015

Semiannual Report

to Shareholders

Deutsche California Tax-Free Income Fund

Contents
3 Letter to Shareholders
4 Performance Summary
7 Portfolio Management Team
8 Portfolio Summary
9 Investment Portfolio
21 Statement of Assets and Liabilities
23 Statement of Operations
24 Statement of Cash Flows
25 Statement of Changes in Net Assets
26 Financial Highlights
32 Notes to Financial Statements
42 Information About Your Fund's Expenses
44 Advisory Agreement Board Considerations and Fee Evaluation
49 Account Management Resources
51 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the fund's gains or losses. This fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Although the fund seeks income that is exempt from California and federal income taxes, a portion of the fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

From an economic standpoint, the view seems brighter than it has been for several years. Multiple signs suggest sustainable growth, at least for the near term. Our economists at Deutsche Asset & Wealth Management expect the global economy to accelerate in 2015, led by the United States and China.

That is heartening news. Yet one cannot ignore the complexities of an increasingly interconnected global economy. Low oil prices, a stronger employment picture and consumer spending bode well for the domestic economy, at least in the short term. Yet sluggish growth abroad, falling commodity prices and the strong U.S dollar may be headwinds to global growth and American exports. And, as we have seen time and again, any number of factors can unexpectedly shift the markets and the overall outlook.

The take-away message amidst these mixed signals: Be prepared to stick to your long-term plan, with a portfolio that can help weather short-term fluctuations. When in doubt, or if your individual situation or objectives change, talk with a trusted financial professional before taking action.

For timely information about economic developments and your Deutsche fund investment, we hope you will visit us at deutschefunds.com. There you will find the views of our Chief Investment Officer and economists. It is a resource we are proud to offer to help keep you up-to-date and make informed decisions.

As always, we thank you for your continued investment and the opportunity to put our capabilities to work for you.

Best regards,
Brian Binder
President, Deutsche Funds

Performance Summary February 28, 2015 (Unaudited)
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/15
Unadjusted for Sales Charge	2.50%	7.93%	5.80%	4.81%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–0.31%	4.97%	5.21%	4.52%
Barclays Municipal Bond Index†	2.20%	6.49%	5.00%	4.75%
Average Annual Total Returns as of 12/31/14 (most recent calendar quarter end)
Unadjusted for Sales Charge		11.60%	5.95%	4.81%
Adjusted for the Maximum Sales Charge (max 2.75% load)		8.53%	5.36%	4.52%
Barclays Municipal Bond Index†		9.05%	5.16%	4.74%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/15
Unadjusted for Sales Charge	1.99%	7.11%	4.95%	4.00%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	–2.01%	4.11%	4.78%	4.00%
Barclays Municipal Bond Index†	2.20%	6.49%	5.00%	4.75%
Average Annual Total Returns as of 12/31/14 (most recent calendar quarter end)
Unadjusted for Sales Charge		10.89%	5.16%	4.03%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)		7.89%	4.99%	4.03%
Barclays Municipal Bond Index†		9.05%	5.16%	4.74%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/15
Unadjusted for Sales Charge	2.13%	7.16%	4.97%	4.01%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	1.13%	7.16%	4.97%	4.01%
Barclays Municipal Bond Index†	2.20%	6.49%	5.00%	4.75%
Average Annual Total Returns as of 12/31/14 (most recent calendar quarter end)
Unadjusted for Sales Charge		10.83%	5.16%	4.02%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		10.83%	5.16%	4.02%
Barclays Municipal Bond Index†		9.05%	5.16%	4.74%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/15
No Sales Charges	2.50%	8.21%	6.01%	5.03%
Barclays Municipal Bond Index†	2.20%	6.49%	5.00%	4.75%
Average Annual Total Returns as of 12/31/14 (most recent calendar quarter end)
No Sales Charges		11.90%	6.17%	5.04%
Barclays Municipal Bond Index†		9.05%	5.16%	4.74%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2014 are 0.93%, 1.81%, 1.70% and 0.79% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

A portion of the Fund's distributions may be subject to federal, state and local tax and the alternative minimum tax.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The Barclays Municipal Bond Index is an unmanaged, market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class B	Class C	Class S
Net Asset Value
2/28/15	$7.80	$7.81	$7.75	$7.78
8/31/14	$7.76	$7.77	$7.70	$7.74
Distribution Information as of 2/28/15
Income Dividends, Six Months	$.14	$.11	$.11	$.15
Capital Gain Distributions	$.0002	$.0002	$.0002	$.0002
February Income Dividend	$.0233	$.0188	$.0187	$.0247
SEC 30-day Yield††	1.26%	.54%	.55%	1.54%
Tax Equivalent Yield††	2.57%	1.10%	1.12%	3.14%
Current Annualized Distribution Rate (Based on Net Asset Value)††	3.58%	2.89%	2.90%	3.81%

†† The SEC yield is net investment income per share earned over the month ended February 28, 2015, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 0.51% and 1.39% for Class C and Class S shares, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund's yield and a marginal income tax rate of 50.93% (combined California state and federal income tax rate). Current annualized distribution rate is the latest monthly dividend as an annualized percentage of net asset value on February 28, 2015. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 2.86% and 3.66% for Class C and Class S shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

Portfolio Management Team

Philip G. Condon, Managing Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 2000.

— Joined Deutsche Asset & Wealth Management in 1983.

— Vice Chairman of Deutsche Asset & Wealth Management, Americas; formerly, Head of Municipal Bonds.

— BA and MBA, University of Massachusetts at Amherst.

Ashton P. Goodfield, CFA, Managing Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 2014.

— Joined Deutsche Asset & Wealth Management in 1986.

— Co-Head of Municipal Bonds.

— BA, Duke University.

Michael J. Generazo, Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 2010.

— Joined Deutsche Asset & Wealth Management in 1999.

— BS, Bryant College; MBA, Suffolk University.

Matthew J. Caggiano, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 1999.

— Joined Deutsche Asset & Wealth Management in 1989.

— BS, Pennsylvania State University; MS, Boston College.

Portfolio Summary (Unaudited)

Investment Portfolio as of February 28, 2015 (Unaudited)
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 93.9%
California 92.8%
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project:
Series C, Zero Coupon, 9/1/2017, INS: AGMC	1,455,000	1,416,472
Series C, Zero Coupon, 9/1/2018, INS: AGMC	1,000,000	954,230
Series C, 6.0%, 9/1/2016, INS: AGMC	1,000,000	1,052,860
Series A, 6.0%, 9/1/2024, INS: AGMC	3,500,000	4,232,935
Anaheim, CA, Redevelopment Agency Tax Allocation, Merged Redevelopment Project Area, Series A, 5.0%, 2/1/2025, INS: AGMC	5,000,000	5,538,950
Big Bear Lake, CA, Water Revenue:
6.0%, 4/1/2015, INS: NATL	930,000	933,329
6.0%, 4/1/2022, INS: NATL	13,500,000	15,499,350
Brentwood, CA, Infrastructure Financing Authority, Water Revenue, Prerefunded, 5.75%, 7/1/2038	2,000,000	2,324,960
Cabrillo, CA, County General Obligation Lease, Unified School District, Series A, Zero Coupon, 8/1/2019, INS: AMBAC	4,000,000	3,584,080
California, Alum Rock Union Elementary School District, Election of 2012, Series A, 5.5%, 8/1/2034	5,000,000	5,984,300
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
5.0%, 4/1/2031	2,250,000	2,627,887
Series F, Prerefunded, 5.0%, 4/1/2031	11,475,000	12,076,175
California, Coast Community College District, Election of 2012, Series A, 5.0%, 8/1/2038	11,185,000	12,857,717
California, Educational Facilities Authority Revenue, Pitzer College, 6.0%, 4/1/2040	10,000,000	11,928,100
California, EL Dorado Irrigation District Revenue, Series A, 5.0%, 3/1/2034, INS: AGMC	3,000,000	3,429,930
California, Foothill-Eastern Transportation Corridor Agency, Toll Road Revenue, Series A, 5.75%, 1/15/2046	12,500,000	14,662,250
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, 5.0%, 6/1/2045, INS: AGC	5,000,000	5,057,800
California, Grossmont-Cuyamaca Community College District, Election of 2012, Series A, 5.25%, 8/1/2033	7,425,000	8,775,979
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2039	4,000,000	4,658,840
California, Health Facilities Financing Authority Revenue, Providence Health & Services:
Series B, 5.5%, 10/1/2039	2,500,000	2,907,000
Series C, Prerefunded, 6.5%, 10/1/2033	2,000,000	2,401,140
California, Health Facilities Financing Authority Revenue, Sutter Health, Series A, 5.25%, 8/15/2022	1,665,000	1,906,608
California, Los Rios Community College District, Election of 2008, Series A, 5.0%, 8/1/2035	10,000,000	11,502,300
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	6,820,000	9,764,740
California, Marin Water District Financing Authority Revenue:
Series A, 5.0%, 7/1/2035	2,830,000	3,247,425
Series A, 5.0%, 7/1/2040	9,675,000	11,102,062
California, Mount San Antonio Community College District, Election of 2008, Series 2013A, 5.0%, 8/1/2034	8,520,000	9,883,626
California, San Gorgonio Memorial Healthcare, Election of 2006, Series C, Prerefunded, 7.2%, 8/1/2039	10,000,000	11,604,100
California, South Bayside Waste Management Authority Revenue, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.0%, 9/1/2036	5,000,000	5,849,200
California, State Department of Water Resources Revenue, Center Valley Project, Water Systems:
Series AJ, 5.0%, 12/1/2035	10,690,000	12,278,106
Series AH, 5.25%, 12/1/2035	1,555,000	1,863,279
California, State General Obligation:
Series A,, 0.01%*, 5/1/2040, LOC: Royal Bank of Canada	400,000	400,000
5.0%, 2/1/2033	12,000,000	13,724,880
5.0%, 4/1/2037	5,000,000	5,702,250
5.0%, 2/1/2043	5,000,000	5,678,150
5.25%, 9/1/2030	10,000,000	11,794,300
5.25%, 9/1/2032	4,000,000	4,701,840
5.25%, 10/1/2032	15,000,000	17,662,800
5.25%, 4/1/2035	8,000,000	9,336,960
6.25%, 11/1/2034	10,000,000	12,403,600
6.5%, 4/1/2033	14,610,000	17,845,384
California, State General Obligation, Various Purposes:
6.0%, 4/1/2038	7,450,000	8,947,301
6.0%, 11/1/2039	10,000,000	12,289,600
California, State Green Bonds, 5.0%, 10/1/2037	3,500,000	4,070,255
California, State Health Facilities Financing Authority Revenue, Lucile Salter Packard Children's Hospital, Series A, 5.0%, 8/15/2043	3,480,000	3,975,865
California, State Health Facilities Financing Authority Revenue, Scripps Health, Series A, 5.0%, 11/15/2032	1,000,000	1,144,350
California, State Health Facilities Financing Authority Revenue, St. Joseph Health Systems, Series D, 0.01%*, 7/1/2041, LOC: Wells Fargo Bank NA	10,500,000	10,500,000
California, State Public Works Board, Lease Revenue, Series A, 5.0%, 9/1/2039	10,000,000	11,483,600
California, State Public Works Board, Lease Revenue, Capital Projects:
Series I, 5.5%, 11/1/2033	5,400,000	6,558,354
Series G-1, 5.75%, 10/1/2030	5,500,000	6,562,270
Series I-1, 6.375%, 11/1/2034	3,000,000	3,688,980
California, State Public Works Board, Lease Revenue, Department of Corrections & Rehabilitation, Series G, 5.25%, 9/1/2033	7,540,000	8,855,428
California, State University Revenue:
Series A, 5.0%, 11/1/2037	8,000,000	8,951,120
Series A, 5.0%, 11/1/2039	2,000,000	2,320,980
Series A, 5.25%, 11/1/2038	6,500,000	7,479,615
California, Statewide Communities Development Authority Revenue, American Baptist Homes West, 6.25%, 10/1/2039, GTY: American Baptist Foundation	7,000,000	7,964,530
California, Statewide Communities Development Authority Revenue, Cottage Health Obligation Group, 5.25%, 11/1/2030	6,000,000	6,923,040
California, Statewide Communities Development Authority Revenue, Covenant Retirement Communities, Inc., Series C, 5.625%, 12/1/2036	2,500,000	2,763,525
California, Statewide Communities Development Authority Revenue, Sutter Health, Series A, 6.0%, 8/15/2042	10,340,000	12,452,359
California, Statewide Communities Development Authority, Pollution Control Revenue, Chevron U.S.A., Inc. Project, 0.01%*, 5/15/2024, GTY: Chevron Corp.	1,615,000	1,615,000
California, Washington Township Health Care District, Election of 2004, Series B, 5.5%, 8/1/2038	4,000,000	4,841,400
California, West Contra Costa Unified School District, Election of 2012, Series A, 5.5%, 8/1/2039	10,000,000	11,784,000
California, West Hills Community College District, 0.02%*, 7/1/2033, LOC: Union Bank of California	3,200,000	3,200,000
California, Western Municipal Water District Facilities Authority Revenue, Series B, 5.0%, 10/1/2039	19,155,000	21,789,387
Carson, CA, Redevelopment Housing Agency, Tax Allocation, Series A, 5.25%, 10/1/2036	2,710,000	3,057,232
Contra Costa County, CA, GNMA Mortgage-Backed Securities Program, AMT, ETM, 7.75%, 5/1/2022	1,945,000	2,387,157
Corona, CA, Sales & Tax Revenue, Community Facilities District, Series 90-1-A, 5.5%, 9/1/2015, INS: NATL	3,245,000	3,330,700
Cupertino, CA, Union School District, Election of 2012:
Series B, 5.0%, 8/1/2034	1,000,000	1,191,210
Series B, 5.0%, 8/1/2035	2,305,000	2,739,400
Series B, 5.0%, 8/1/2036	1,140,000	1,351,721
Dry Creek, CA, School District General Obligation, Joint Elementary School District, Series A, Zero Coupon, 5/1/2022, INS: AGMC	1,385,000	1,190,615
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue:
Series A, Prerefunded, 5.0%, 6/1/2037, INS: AMBAC	10,000,000	10,998,900
Series C, 5.0%, 6/1/2044	5,000,000	5,807,550
East Bay, CA, Municipal Utility District, Water Systems Revenue, Series A, 5.0%, 6/1/2035 (a)	3,435,000	4,094,657
Escondido, CA, School District General Obligation, Unified High School District:
Zero Coupon, 5/1/2015, INS: NATL	3,165,000	3,162,215
ETM, Zero Coupon, 11/1/2020, INS: NATL	7,000,000	6,497,890
Foothill, CA:
ETM, Zero Coupon, 1/1/2018, INS: AGMC, Radian	10,000,000	9,765,800
ETM, Zero Coupon, 1/1/2020, INS: AGMC, Radian	10,000,000	9,439,200
Foothill-De Anza Community College District, CA, Series C, 5.0%, 8/1/2040	7,555,000	8,573,943
Foothill-De Anza Community College District, CA, Capital Appreciation, Zero Coupon, 8/1/2016, INS: NATL	4,755,000	4,723,237
Garden Grove, CA, Unified School District, Election of 2010, Series C, 5.25%, 8/1/2037	2,500,000	2,920,150
Irvine Ranch, CA, Water District, 0.01%*, 4/1/2033, LOC: Bank of NY Mellon	400,000	400,000
Irvine, CA, Improvement Bond Act 1915, Limited Obligation-Reassessment District, Series A, 0.01%*, 9/2/2050, LOC: U.S. Bank NA	4,000,000	4,000,000
Long Beach, CA, Unified School District, 5.0%, 8/1/2032	5,245,000	6,021,470
Los Angeles, CA, Department of Airports Revenue:
Series A, AMT, 5.0%, 5/15/2040	5,000,000	5,708,550
Series A, 5.25%, 5/15/2039	5,000,000	5,709,150
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2040	15,000,000	17,134,800
Los Angeles, CA, Department of Water & Power Revenue, Power System, Series B, 5.0%, 7/1/2043	1,250,000	1,432,438
Los Angeles, CA, Department of Water & Power, Waterworks Revenue:
Series A, 5.0%, 7/1/2036	2,500,000	2,869,900
Series A, 5.0%, 7/1/2041	2,500,000	2,807,425
Los Angeles, CA, Harbor Department:
Series A, AMT, 5.0%, 8/1/2035	6,000,000	6,872,820
Series A, AMT, 5.0%, 8/1/2044	10,000,000	11,212,500
Los Angeles, CA, Pollution Control Revenue, 6.0%, 6/1/2021, INS: NATL	2,000,000	2,553,100
Los Angeles, CA, Unified School District, Series F, 5.0%, 1/1/2034	7,540,000	8,562,424
Mount Diablo, CA, Unified School District, Election of 2010, Series E, 5.0%, 6/1/2037	4,000,000	4,572,240
Murrieta Valley, CA, General Obligation, Unified School District, 5.0%, 9/1/2026, INS: AGMC	3,155,000	3,472,898
Northern California, Power Agency, Prerefunded, 7.0%, 7/1/2016	210,000	217,709
Northern California, Power Agency, Hydroelectric Project No. 1, Series A, 5.0%, 7/1/2031	1,100,000	1,250,216
Palmdale, CA, School District General Obligation, School Building Project, Zero Coupon, 10/1/2019, INS: AGMC	1,420,000	1,284,489
Pittsburg, CA, Redevelopment Agency Tax Allocation, Los Medanos Community Project, Series A, 6.5%, 9/1/2028	10,000,000	11,147,500
Port of Oakland, CA, Series 0, AMT, 5.125%, 5/1/2030	1,500,000	1,683,405
Rancho, CA, Water District Community Facilities District No. 89-5, Special Tax, 0.01%*, 9/1/2028, LOC: Wells Fargo Bank NA	260,000	260,000
Rancho, CA, Water District Financing Authority Revenue:
Series B, 0.01%*, 8/15/2031, LOC: U.S. Bank NA	900,000	900,000
Series A, 5.0%, 8/1/2027, INS: FGIC	2,500,000	2,740,875
Redwood City, CA, School District General Obligation, Elementary School District, Zero Coupon, 8/1/2017, INS: NATL	1,635,000	1,576,483
Riverside County, CA, Transportation Commission Toll Revenue, Series A, 5.75%, 6/1/2048	5,000,000	5,775,100
Sacramento County, CA, Airport Systems Revenue, Series B, 5.75%, 7/1/2039	2,500,000	2,845,725
Sacramento County, CA, Sanitation Districts Financing Authority Revenue, Series A, 5.0%, 12/1/2044	7,465,000	8,651,039
Sacramento County, CA, Water Finance Authority Revenue, Water Agency Zones 40 & 41, Series B, 0.728%**, 6/1/2039, INS: NATL	10,000,000	8,952,900
Sacramento, CA, Municipal Utility District, Electric Revenue:
Series U, 5.0%, 8/15/2026, INS: AGMC	2,615,000	2,963,606
Series U, 5.0%, 8/15/2028, INS: AGMC	2,045,000	2,311,648
Sacramento, CA, Other General Obligation Lease, City Financing Authority, Series A, 5.4%, 11/1/2020, INS: AMBAC	5,000,000	5,552,750
Sacramento, CA, Sales & Special Tax Revenue, Finance Authority, Series B, Zero Coupon, 11/1/2016, INS: NATL	2,685,000	2,629,555
Saddleback Valley, CA, Sales & Special Tax Revenue, Unified School District, Public Financing Authority, Series A, 6.0%, 9/1/2015, INS: AGMC	1,000,000	1,028,470
San Bernardino, CA, County General Obligation, Medical Center Financing Project, 5.5%, 8/1/2017, INS: NATL	1,695,000	1,790,208
San Bruno Park, CA, School District, General Obligation:
Zero Coupon, 8/1/2017, INS: AGMC	1,000,000	967,940
Zero Coupon, 8/1/2019, INS: AGMC	1,100,000	1,017,214
San Diego County, CA, Certificates of Participation, County Administration Center Waterfront Park, 5.125%, 2/1/2042	5,000,000	5,550,050
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2038	1,500,000	1,669,575
San Diego County, CA, Water Authority:
Series B, 5.0%, 5/1/2031	5,000,000	5,760,700
5.0%, 5/1/2034	7,920,000	9,289,130
San Diego, CA, Community College District, Election of 2002:
5.0%, 8/1/2032	1,000,000	1,176,430
5.25%, 8/1/2033	10,000,000	11,567,700
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	5,000,000	5,768,400
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, 5.25%, 5/15/2039	10,000,000	11,457,800
San Francisco City & County, CA, Airports Commission, Series 36A, 0.01%*, 5/1/2026, LOC: U.S. Bank NA	3,325,000	3,325,000
San Francisco City & County, CA, Airports Commission, International Airport Revenue:
Series A, AMT, 5.0%, 5/1/2039	5,375,000	6,002,961
Series A, AMT, 5.5%, 5/1/2028	6,000,000	7,160,400
San Francisco City & County, CA, Redevelopment Agency, Mission Bay South Redevelopment Project, Series A, 5.0%, 8/1/2043	2,100,000	2,329,677
San Francisco, CA, Bay Area Rapid Transit District, Series A, 5.0%, 7/1/2036	1,500,000	1,706,970
San Francisco, CA, Bay Area Rapid Transit District, Election of 2004, Series B, 5.0%, 8/1/2027	5,085,000	5,612,467
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 6.0%, 5/1/2039	15,000,000	17,754,600
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series B, 5.0%, 11/1/2039	12,500,000	14,287,375
Series A, 5.125%, 11/1/2039	10,400,000	11,945,232
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay North Redevelopment, Series C, 6.75%, 8/1/2041	1,000,000	1,226,230
San Joaquin Hills, CA, Toll Road Revenue, Transportation Corridor Agency:
Series A, Zero Coupon, 1/15/2016, INS: NATL	3,485,000	3,423,385
Series A, Zero Coupon, 1/15/2017, INS: NATL	3,965,000	3,803,506
Series A, Zero Coupon, 1/15/2018, INS: NATL	2,640,000	2,463,094
Series A, Zero Coupon, 1/15/2019, INS: NATL	3,185,000	2,879,336
San Jose, CA, Evergreen Community College District, Election of 2010:
Series A, 5.0%, 8/1/2035	2,100,000	2,438,394
Series A, 5.0%, 8/1/2037	3,760,000	4,319,338
Series A, 5.0%, 8/1/2041	6,500,000	7,429,435
San Juan, CA, San Juan Project, Series D, ETM, 6.75%, 7/1/2020, INS: NATL	955,000	1,113,597
San Marcos, CA, Unified School District, Election of 2010, Series A, 5.0%, 8/1/2038	12,500,000	14,301,625
San Mateo County, CA, Community College District, 5.0%, 9/1/2033	4,000,000	4,793,120
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Youth Services Campus, Series A, 5.0%, 7/15/2033	3,500,000	3,902,640
Santa Ana, CA, Financing Authority, Police Administration & Holding Facility:
Series A, 6.25%, 7/1/2024, INS: NATL	1,000,000	1,276,780
Series A, ETM, 6.25%, 7/1/2024, INS: NATL	1,000,000	1,281,790
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.5%, 9/1/2017, INS: NATL	1,005,000	1,113,771
5.5%, 9/1/2018, INS: NATL	1,060,000	1,208,114
5.6%, 9/1/2019, INS: NATL	1,115,000	1,307,092
5.6%, 9/1/2020, INS: NATL	1,180,000	1,410,584
5.65%, 9/1/2024, INS: NATL	1,445,000	1,779,084
5.65%, 9/1/2025, INS: NATL	1,520,000	1,871,880
5.65%, 9/1/2026, INS: NATL	1,605,000	1,988,499
Santa Monica, CA, Community College District, 2008 Election, Series B, 5.0%, 8/1/2044	7,000,000	8,098,510
Santa Monica, CA, Redevelopment Agency Tax Allocation, Earthquake Recovery Redevelopment, 5.875%, 7/1/2036	2,125,000	2,566,150
Southern California, Electric Revenue, Public Power Authority, Transmission Project, Zero Coupon, 7/1/2015	2,000,000	1,997,860
Southern California, Metropolitan Water District:
Series C, 5.0%, 7/1/2031	5,195,000	5,965,159
Series C, 5.0%, 7/1/2035	3,000,000	3,433,860
Southern California, Metropolitan Water District, Waterworks Revenue:
Series A, 5.75%, 7/1/2021	970,000	1,150,226
Series A, ETM, 5.75%, 7/1/2021	270,000	339,293
Southern California, Public Power Authority Revenue, APEX Power Project:
Series A, 5.0%, 7/1/2036	1,960,000	2,285,987
Series A, 5.0%, 7/1/2037	2,000,000	2,329,100
Series A, 5.0%, 7/1/2038	5,750,000	6,685,927
Tahoe Truckee, CA, School District General Obligation, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022, INS: NATL	3,600,000	3,010,608
Temple City, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2015, INS: NATL	1,250,000	1,247,750
Torrance, CA, Torrance Memorial Medical Center, Series A, 5.0%, 9/1/2040	2,000,000	2,158,020
University of California, Regents Medical Center, Pooled Revenue, Series B-2, 0.01%*, 5/15/2032, SPA: Wells Fagro Bank NA	1,750,000	1,750,000
University of California, State Revenues, Series AM, 5.25%, 5/15/2038	5,000,000	5,917,450
West Basin, CA, Municipal Water District Revenue, Series B, 5.0%, 8/1/2036	7,000,000	7,890,400
		945,947,038
New York 0.1%
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series BB-2, 0.01%*, 6/15/2035, SPA: Bank of America NA	1,000,000	1,000,000
Puerto Rico 0.9%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.75%, 8/1/2037	5,000,000	3,459,150
Series A, 6.375%, 8/1/2039	8,295,000	6,039,506
		9,498,656
Virgin Islands 0.1%
Virgin Islands, Public Finance Authority Revenue, Capital Projects, Series A-1, 5.0%, 10/1/2039	875,000	938,289
Total Municipal Bonds and Notes (Cost $859,106,765)		957,383,983

Underlying Municipal Bonds of Inverse Floaters (b) 13.1%
California
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (c)	13,870,000	15,164,206
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-3, 144A, 18.247%, 10/1/2016, Leverage Factor at purchase date: 4 to 1
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2026 (c)	17,205,000	18,810,362
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-2, 144A, 18.265%, 10/1/2016, Leverage Factor at purchase date: 4 to 1
California, State Community Center, College District, Election of 2002, Series A, 5.0%, 8/1/2026, INS: AGMC (c)	10,630,000	11,654,201
Trust: California, State Community Center, Series 2008-1154, 144A, 9.37%, 8/1/2026, Leverage Factor at purchase date: 2 to 1
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2023 (c)	3,158,944	3,583,128
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2024 (c)	2,257,732	2,560,902
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2025 (c)	1,881,443	2,134,085
Trust: California, State Department of Water Resources, Water Revenue, Series 2705, 144A, 13.038%, 12/1/2023, Leverage Factor at purchase date: 3 to 1
California, University of California Revenues, Series O, 5.25%, 5/15/2039 (c)	10,420,000	11,929,858
Trust: California, University of California Revenues, Series 3368-2, 144A, 19.26%, 11/15/2016, Leverage Factor at purchase date: 4 to 1
California, University of California Revenues, Series O, 5.75%, 5/15/2034 (c)	5,000,000	5,863,750
Trust: California, University of California Revenues, Series 3368, 144A, 21.26%, 11/15/2016, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Community College District, Election of 2008, Series A, 6.0%, 8/1/2033 (c)	10,000,000	12,179,500
Trust: Los Angeles, CA, Community College District, Series R-11728, 144A, 27.88%, 2/1/2017, Leverage Factor at purchase date: 5 to 1
Los Angeles, CA, Department of Water & Power Revenue, Series A, 5.0%, 7/1/2039 (c)	10,000,000	11,226,800
Trust: Los Angeles, CA, Department of Water & Power Revenue, Series 3325, 144A, 18.23%, 1/1/2033, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Wastewater Systems Revenue, Series A, 5.75%, 6/1/2034 (c)	10,000,000	11,775,300
Trust: Los Angeles, CA, Wastewater Systems Revenue, Series 3371-1, 144A, 21.26%, 12/1/2016, Leverage Factor at purchase date: 4 to 1
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027, INS: AGMC (c)	2,137,063	2,387,606
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028, INS: AGMC (c)	1,944,611	2,172,591
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 9.374%, 5/1/2028, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, Bay Area Rapid Transit District, Election of 2004, Series B, 5.0%, 8/1/2032 (c)	10,002,999	11,028,878
Trust: San Francisco, CA, General Obligation, Series 3161, 144A, 13.817%, 8/1/2015, Leverage Factor at purchase date: 3 to 1
Santa Clara County, CA, San Jose Unified School District, Election of 2002, Series D, 5.0%, 8/1/2032 (c)	10,000,000	11,198,600
Trust: Santa Clara County, CA, San Jose Unified School District, Series 1158, 144A, 9.37%, 8/1/2032, Leverage Factor at purchase date: 2 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $118,670,127)		133,669,767

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $977,776,892)†	107.0	1,091,053,750
Floating Rate Notes (b)	(8.0)	(81,637,792)
Other Assets and Liabilities, Net	1.0	9,929,175
Net Assets	100.0	1,019,345,133

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of February 28, 2015.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 28, 2015.

† The cost for federal income tax purposes was $895,696,222. At February 28, 2015, net unrealized appreciation for all securities based on tax cost was $113,719,736. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $116,868,179 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,148,443.

(a) When-issued security.

(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represent leverage to the Fund and is the amount owed to the floating rate note holders.

(c) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.

GNMA: Government National Mortgage Association

GTY: Guaranty Agreement

INS: Insured

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized, usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (d)	$—	$1,091,053,750	$—	$1,091,053,750
Total	$—	$1,091,053,750	$—	$1,091,053,750

There have been no transfers between fair value measurement levels during the period ended February 28, 2015.

(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of February 28, 2015 (Unaudited)
Assets
Investments in securities, at value (cost $977,776,892)	$1,091,053,750
Cash	2,818,091
Receivable for Fund shares sold	2,579,907
Interest receivable	11,779,038
Other assets	40,441
Total assets	1,108,271,227
Liabilities
Payable for investments purchased — when-issued securities	4,199,803
Payable for Fund shares redeemed	1,392,116
Payable for floating rate notes issued	81,637,792
Distributions payable	558,394
Accrued management fee	292,149
Accrued Trustees' fees	6,277
Other accrued expenses and payables	839,563
Total liabilities	88,926,094
Net assets, at value	$1,019,345,133
Net Assets Consist of
Undistributed net investment income	1,370,348
Net unrealized appreciation (depreciation) on investments	113,276,858
Accumulated net realized gain (loss)	(22,166,249)
Paid-in capital	926,864,176
Net assets, at value	$1,019,345,133

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of February 28, 2015 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($536,233,219 ÷ 68,753,116 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$7.80
Maximum offering price per share (100 ÷ 97.25 of $7.80)	$8.02
Class B Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($171,596 ÷ 21,958 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$7.81
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($46,400,922 ÷ 5,988,476 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$7.75
Class S Net Asset Value, offering and redemption price per share ($436,539,396 ÷ 56,080,874 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$7.78

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended February 28, 2015 (Unaudited)
Investment Income
Income: Interest	$22,677,986
Expenses: Management fee	2,134,776
Administration fee	499,670
Services to shareholders	534,916
Distribution and service fees	801,278
Custodian fee	6,925
Professional fees	68,975
Reports to shareholders	22,945
Registration fees	25,985
Trustees' fees and expenses	21,637
Interest expense and fees on floating rate notes issued	213,560
Other	30,210
Total expenses before expense reductions	4,360,877
Expense reductions	(359,539)
Total expenses after expense reductions	4,001,338
Net investment income	18,676,648
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(515,959)
Change in net unrealized appreciation (depreciation) on investments	6,396,175
Net gain (loss)	5,880,216
Net increase (decrease) in net assets resulting from operations	$24,556,864

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows
for the six months ended February 28, 2015 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$24,556,864
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities: Purchases of long-term investments	(166,360,531)
Net amortization of premium/(accretion of discount)	107,162
Proceeds from sales and maturities of long-term investments	132,245,533
(Increase) decrease in interest receivable	(189,840)
(Increase) decrease in other assets	(21,708)
(Increase) decrease in receivable for investments sold	3,075,000
Increase (decrease) in payable for investments purchased — when-issued securities	4,199,803
Increase (decrease) in other accrued expenses and payables	(28,445)
Change in unrealized (appreciation) depreciation on investments	(6,396,175)
Net realized (gain) loss from investments	515,959
Cash provided (used) by operating activities	(8,296,378)
Cash Flows from Financing Activities
Proceeds from shares sold	93,000,135
Cost of shares redeemed	(79,508,276)
Distributions paid (net of reinvestment of distributions)	(2,565,992)
Cash provided (used) for financing activities	10,925,867
Increase (decrease) in cash	2,629,489
Cash at beginning of period	188,602
Cash at end of period	$2,818,091
Supplemental Disclosure of Non-Cash Financing Activities:
Reinvestment of distributions	$16,325,932
Interest expense and fees on floating rate notes issued	$(213,560)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Operations: Net investment income (loss)	$18,676,648	$38,518,315
Operations: Net investment income (loss)	$18,676,648	$38,518,315
Net realized gain (loss)	(515,959)	(4,911,211)
Change in net unrealized appreciation (depreciation)	6,396,175	80,253,834
Net increase (decrease) in net assets resulting from operations	24,556,864	113,860,938
Distributions to shareholders from: Net investment income: Class A	(9,554,100)	(19,484,848)
Class B	(2,624)	(12,269)
Class C	(644,780)	(1,323,848)
Class S	(8,632,478)	(17,225,733)
Net realized gains: Class A	(13,382)	—
Class B	(4)	—
Class C	(1,127)	—
Class S	(11,405)	—
Total distributions	(18,859,900)	(38,046,698)
Fund share transactions: Proceeds from shares sold	94,723,182	211,525,100
Reinvestment of distributions	16,325,932	30,170,948
Payments for shares redeemed	(80,375,205)	(248,167,663)
Net increase (decrease) in net assets from Fund share transactions	30,673,909	(6,471,615)
Increase (decrease) in net assets	36,370,873	69,342,625
Net assets at beginning of period	982,974,260	913,631,635
Net assets at end of period (including undistributed net investment income of $1,370,348 and $1,527,682, respectively)	$1,019,345,133	$982,974,260

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended August 31,
Class A	Six Months Ended 2/28/15 (Unaudited)		2014		2013		2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$7.76		$7.15		$7.78		$7.22	$7.47	$7.10
Income (loss) from investment operations: Net investment incomea	.14		.30		.29		.32	.34	.34
Net realized and unrealized gain (loss)	.04		.61		(.63)		.56	(.27)	.36
Total from investment operations	.18		.91		(.34)		.88	.07	.70
Less distributions from: Net investment income	(.14)		(.30)		(.29)		(.32)	(.32)	(.33)
Net realized gains	(.00	)***	—		—		—	—	—
Total distributions	(.14)		(.30)		(.29)		(.32)	(.32)	(.33)
Net asset value, end of period	$7.80		$7.76		$7.15		$7.78	$7.22	$7.47
Total Return (%)b	2.50	c**	12.76	c	(4.54	)c	12.38	1.14	10.12
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	536		504		498		530	431	482
Ratio of expenses before expense reductions (including interest expense) (%)d	.89	*	.93		.91		.91	.93	.91
Ratio of expenses after expense reductions (including interest expense) (%)d	.87	*	.89		.90		.91	.93	.91
Ratio of expenses after expense reductions (excluding interest expense) (%)	.83	*	.83		.84		.83	.84	.82
Ratio of net investment income (%)	3.66	*	4.03		3.81		4.22	4.72	4.63
Portfolio turnover rate (%)	12	**	47		37		41	27	32
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
d Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended August 31,
Class B	Six Months Ended 2/28/15 (Unaudited)		2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$7.77		$7.16	$7.79	$7.24	$7.48	$7.12
Income (loss) from investment operations: Net investment incomea	.11		.25	.24	.26	.28	.28
Net realized and unrealized gain (loss)	.04		.60	(.63)	.55	(.25)	.35
Total from investment operations	.15		.85	(.39)	.81	.03	.63
Less distributions from: Net investment income	(.11)		(.24)	(.24)	(.26)	(.27)	(.27)
Net realized gains	(.00	)***	—	—	—	—	—
Total distributions	(.11)		(.24)	(.24)	(.26)	(.27)	(.27)
Net asset value, end of period	$7.81		$7.77	$7.16	$7.79	$7.24	$7.48
Total Return (%)b,c	1.99	**	12.05	(5.25)	11.33	.51	9.05
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.2		.2	.5	1	1	1
Ratio of expenses before expense reductions (including interest expense) (%)d	1.86	*	1.81	1.71	1.72	1.76	1.76
Ratio of expenses after expense reductions (including interest expense) (%)d	1.63	*	1.64	1.65	1.69	1.72	1.74
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.59	*	1.58	1.59	1.61	1.63	1.65
Ratio of net investment income (%)	2.91	*	3.30	3.04	3.45	3.93	3.80
Portfolio turnover rate (%)	12	**	47	37	41	27	32
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
d Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended August 31,
Class C	Six Months Ended 2/28/15 (Unaudited)		2014		2013		2012		2011	2010
Selected Per Share Data
Net asset value, beginning of period	$7.70		$7.10		$7.73		$7.18		$7.42	$7.06
Income (loss) from investment operations: Net investment incomea	.11		.24		.24		.26		.28	.28
Net realized and unrealized gain (loss)	.05		.60		(.64)		.55		(.26)	.35
Total from investment operations	.16		.84		(.40)		.81		.02	.63
Less distributions from: Net investment income	(.11)		(.24)		(.23)		(.26)		(.26)	(.27)
Net realized gains	(.00	)***	—		—		—		—	—
Total distributions	(.11)		(.24)		(.23)		(.26)		(.26)	(.27)
Net asset value, end of period	$7.75		$7.70		$7.10		$7.73		$7.18	$7.42
Total Return (%)b	2.13	c**	11.99	c	(5.30	)c	11.41	c	.47	9.15	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	46		43		40		42		28	27
Ratio of expenses before expense reductions (including interest expense) (%)d	1.68	*	1.70		1.70		1.70		1.74	1.72
Ratio of expenses after expense reductions (including interest expense) (%)d	1.63	*	1.64		1.65		1.69		1.74	1.72
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.59	*	1.58		1.59		1.61		1.65	1.63
Ratio of net investment income (%)	2.91	*	3.28		3.06		3.43		3.91	3.83
Portfolio turnover rate (%)	12	**	47		37		41		27	32
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
d Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended August 31,
Class S	Six Months Ended 2/28/15 (Unaudited)		2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$7.74		$7.13	$7.76	$7.21	$7.46	$7.09
Income (loss) from investment operations: Net investment incomea	.15		.32	.31	.33	.35	.35
Net realized and unrealized gain (loss)	.04		.60	(.63)	.55	(.26)	.36
Total from investment operations	.19		.92	(.32)	.88	.09	.71
Less distributions from: Net investment income	(.15)		(.31)	(.31)	(.33)	(.34)	(.34)
Net realized gains	(.00	)***	—	—	—	—	—
Total distributions	(.15)		(.31)	(.31)	(.33)	(.34)	(.34)
Net asset value, end of period	$7.78		$7.74	$7.13	$7.76	$7.21	$7.46
Total Return (%)b	2.50	**	13.22	(4.32)	12.48	1.37	10.32
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	437		436	375	399	327	371
Ratio of expenses before expense reductions (including interest expense) (%)c	.76	*	.79	.79	.78	.81	.80
Ratio of expenses after expense reductions (including interest expense) (%)c	.63	*	.64	.65	.69	.72	.75
Ratio of expenses after expense reductions (excluding interest expense) (%)	.59	*	.58	.59	.61	.63	.66
Ratio of net investment income (%)	3.91	*	4.27	4.06	4.44	4.93	4.80
Portfolio turnover rate (%)	12	**	47	37	41	27	32
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche California Tax-Free Income Fund (the "Fund") is a non-diversified series of Deutsche State Tax-Free Income Series (the "Series"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate municipal bond into a special purpose trust (the "Trust"). In turn the Trust issues a short-term floating rate note and an inverse floater. The income stream from the underlying bond in the Trust is divided between the floating rate note and the inverse floater. The income provided by the inverse floater bears an inverse relationship with the short-term rate paid to the floating rate note holder. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond's par amount and is paid to a third party, usually a tax-exempt money market fund, at rates that generally reset weekly. The inverse floater earns all of the interest from the underlying fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the Trust. The inverse floater represents an investment in the underlying bond on a leveraged basis; the Fund bears all of the price risk of the underlying bond in the Trust and receives all the benefits from any potential appreciation of the underlying bond's value.

By holding the inverse floater, the Fund has the right to collapse the Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption "Payable for floating rate notes issued" in the Statement of Assets and Liabilities. The floating rate notes issued by the Trust are valued at cost, which approximates fair value. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the Trust are included in "Interest expense and fees on floating rate notes issued" in the Statement of Operations.

The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund's inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The Trust could be terminated outside of the Fund's control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.

The weighted average outstanding daily balance of the floating rate notes issued during the six months ended February 28, 2015 was approximately $81,638,000, with a weighted average interest rate of 0.52%.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At August 31, 2014, the Fund had a net tax basis capital loss carryforward of approximately $21,912,000, including $1,359,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2019, the expiration date, whichever occurs first; and approximately $20,553,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($19,807,000) and long-term losses ($746,000).

The Fund has reviewed the tax positions for the open tax years as of August 31, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in inverse floaters transactions, certain securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Series arising in connection with a specific fund are allocated to that fund. Other Series expenses which cannot be directly attributed to a fund are apportioned among the funds in the Series based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash position at the Fund's custodian bank at February 28, 2015.

B. Purchases and Sales of Securities

During the six months ended February 28, 2015, purchases and sales of investment securities (excluding short-term investments) aggregated $166,360,531 and $132,245,533, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement, the Fund pays a monthly management fee, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund's average daily net assets	.45%
Next $750 million of such net assets	.42%
Next $1.5 billion of such net assets	.40%
Next $2.5 billion of such net assets	.38%
Next $2.5 billion of such net assets	.35%
Next $2.5 billion of such net assets	.33%
Next $2.5 billion of such net assets	.31%
Over $12.5 billion of such net assets	.30%

Accordingly, for the six months ended February 28, 2015, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.43% of the Fund's average daily net assets.

For the period from September 1, 2014 through November 30, 2014, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.83%
Class B	1.58%
Class C	1.58%
Class S	.58%

Effective December 1, 2014 through November 30, 2015, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.84%
Class B	1.59%
Class C	1.59%
Class S	.59%

For the six months ended February 28, 2015, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$48,359
Class B	207
Class C	11,627
Class S	299,346
$359,539

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 28, 2015, the Administration Fee was $499,670, of which $78,344 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended February 28, 2015, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at February 28, 2015
Class A	$22,508	$11,389
Class B	125	69
Class C	1,117	563
Class S	21,120	10,732
	$44,870	$22,753

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares, respectively. For the six months ended February 28, 2015, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at February 28, 2015
Class B	$669	$99
Class C	164,227	26,507
	$164,896	$26,606

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 28, 2015, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at February 28, 2015	Annualized Rate
Class A	$581,644	$298,571	.23%
Class B	209	106	.23%
Class C	54,529	28,046	.25%
	$636,382	$326,723

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 28, 2015, aggregated $9,039.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended February 28, 2015, the CDSC for Class B and Class C shares aggregated $600 and $4,727, respectively. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A. For the six months ended February 28, 2015, DDI received $23,050 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended February 28, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $9,144, of which $4,823 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at February 28, 2015.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2015		Year Ended August 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	7,113,823	$55,520,320	12,858,356	$95,829,617
Class C	722,166	5,602,046	1,046,086	7,762,792
Class S	4,321,758	33,600,816	14,682,209	107,932,691
		$94,723,182		$211,525,100
Shares issued to shareholders in reinvestment of distributions
Class A	1,075,499	$8,384,625	2,251,184	$16,816,876
Class B	333	2,600	1,498	11,178
Class C	67,520	522,996	140,882	1,045,832
Class S	952,892	7,415,711	1,639,800	12,297,062
		$16,325,932		$30,170,948
Shares redeemed
Class A	(4,442,113)	$(34,646,420)	(19,804,053)	$(145,841,277)
Class B	(5,405)	(42,096)	(38,334)	(289,224)
Class C	(384,047)	(2,975,582)	(1,306,213)	(9,614,031)
Class S	(5,476,894)	(42,711,107)	(12,576,848)	(92,423,131)
		$(80,375,205)		$(248,167,663)
Net increase (decrease)
Class A	3,747,209	$29,258,525	(4,694,513)	$(33,194,784)
Class B	(5,072)	(39,496)	(36,836)	(278,046)
Class C	405,639	3,149,460	(119,245)	(805,407)
Class S	(202,244)	(1,694,580)	3,745,161	27,806,622
		$30,673,909		$(6,471,615)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2014 to February 28, 2015).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended February 28, 2015 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/15	$1,025.00	$1,019.90	$1,021.30	$1,025.00
Expenses Paid per $1,000*	$4.37	$8.16	$8.17	$3.16
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/15	$1,020.48	$1,016.71	$1,016.71	$1,021.67
Expenses Paid per $1,000*	$4.46	$8.15	$8.15	$3.16

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class S
Deutsche California Tax-Free Income Fund†	.87%	1.63%	1.63%	.63%

† Includes interest expense and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities of 0.04% for each class.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Deutsche California Tax-Free Income Fund’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2013, the Fund’s performance (Class A shares) was in the 3rd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the three- and five-year periods and has underperformed its benchmark in the one-year period ended December 31, 2013.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2013, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Lipper Universe Expenses. The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted that the expense limitations agreed to by DIMA helped to ensure that the Fund’s total (net) operating expenses would remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
(800) 728-3337

Web Site
deutschefunds.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S
Nasdaq Symbol	KCTAX	KCTBX	KCTCX	SDCSX
CUSIP Number	25158X 104	25158X 203	25158X 302	25158X 401
Fund Number	9	209	309	2409

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

PRSRT STD
U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 1793

DCAT F-3
(R-026685-4 4/15)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche California Tax-Free Income Fund, a series of Deutsche State Tax-Free Income Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 29, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 29, 2015